Taxes on Income - Deferred Taxes (Parenthetical) (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Taxes and other current assets	$ 4,000,000,000	$ 3,000,000,000
Taxes and other noncurrent assets	1,200,000,000	1,200,000,000
Other current liabilities	291,000,000	108,000,000
Noncurrent deferred tax liabilities	$ 19,597,000,000	$ 18,628,000,000